Stock-Based Compensation Option Rollforward (Details) - Common Shares - Long-Term Incentive Plans - Stock Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock compensation, stock option rollforward schedule, number of options
Outstanding, begin of period	4,102,000
Exercisable options, begin of period	1,849,000
Granted options	898,000
Exercised options	(541,000)
Forfeited options	(197,000)
Expired options	(289,000)
Outstanding, end of period	3,973,000	4,102,000
Exercisable options, end of period	1,937,000	1,849,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 40.62
Options exercisable, begin of period - weighted average exercise price	44.33
Options granted, weighted average exercise price	45.87
Options exercised, weighted average exercise price	35.34
Options forfeited, weighted average exercise price	39.08
Options expired, weighted average exercise price	50.06
Options outstanding, end of period - weighted average exercise price	41.92	$ 40.62
Options exercisable, end of period - weighted average exercise price	42.54	44.33
Options granted, weighted average grant date fair value	$ 12.77	$ 9.94	$ 10.68
Aggregate intrinsic value, options exercised	$ 4	$ 2	$ 2
Aggregate intrinsic value, options outstanding	14
Aggregate intrinsic value, options exercisable	$ 7
Weighted average remaining contractual life, outstanding	6 years 10 months
Weighted average remaining contractual life, exercisable	5 years